Employee Stock Options (Summary of Information About Stock Options Outstanding) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Stock options outstanding , exercise price range [Line Items]
Options Outstanding, Number of Shares	10,791,081
Options Outstanding, Weighted-Average Remaining Contractual Life	7 years 4 months 20 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.79
Options Exercisable, Number of Shares	5,136,036
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.46
$0.04 - $0.07 [Member]
Stock options outstanding , exercise price range [Line Items]
Exercise price, minimum (in dollars per share)	$ 0.04
Exercise price, maximum (in dollars per share)	$ 0.07
Options Outstanding, Number of Shares	870,611
Options Outstanding, Weighted-Average Remaining Contractual Life	3 years 8 months 16 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.05
Options Exercisable, Number of Shares	870,611
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.05
$0.39 - $1.00 [Member]
Stock options outstanding , exercise price range [Line Items]
Exercise price, minimum (in dollars per share)	$ 0.39
Exercise price, maximum (in dollars per share)	$ 1.00
Options Outstanding, Number of Shares	7,633,920
Options Outstanding, Weighted-Average Remaining Contractual Life	7 years 1 month 17 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.65
Options Exercisable, Number of Shares	4,228,987
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.53
$1.06 - $2.19 [Member]
Stock options outstanding , exercise price range [Line Items]
Exercise price, minimum (in dollars per share)	$ 1.06
Exercise price, maximum (in dollars per share)	$ 2.19
Options Outstanding, Number of Shares	2,286,550
Options Outstanding, Weighted-Average Remaining Contractual Life	9 years 8 months 5 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.55
Options Exercisable, Number of Shares	36,438
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 2.02